State Street Target Retirement 2065 Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
State Street Target Retirement 2065 Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	20.98%	12.67%	19.20%	(19.23%)	14.09%